Taxation - Schedule of Profit (Loss) from Continuing Operations Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Profit Loss from Continuing Operations Before Income Taxes [Abstract]
Non-PRC	$ 13,576	$ (25,432)	$ (32,321)
PRC	3,894	(4,863)	836
(Loss) income from continuing operations, before income taxes	$ 17,470	$ (30,295)	$ (31,485)